Common Shares (Common Shares Reserved for Future Issuance) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
COMMON SHARES [Abstract]
Reserved for issuance upon conversion of Preferred Shares	0	0	114,637,272
Reserved for issuance upon exercise of Awards	67,232,942	44,537,192	36,415,442